SHARE-BASED COMPENSATION (Details Textual)		1 Months Ended									12 Months Ended
	Feb. 28, 2014 shares	Jan. 26, 2016 $ / shares shares	Oct. 26, 2015 $ / shares shares	Jul. 26, 2015 $ / shares shares	Apr. 26, 2015 $ / shares shares	Jan. 26, 2015 shares	Oct. 26, 2014 shares	Jul. 26, 2014 shares	Apr. 26, 2014 shares	Aug. 31, 2013	Feb. 29, 2016 USD ($) $ / shares	Feb. 28, 2015 USD ($)	Feb. 28, 2014 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | $											$ 341,003
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value | $ / shares											$ 523,110
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | $											$ 9,058,333
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition											4 years
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | $											$ 177,984,109
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					6 years
Share-based Compensation, Total | $											$ 25,847,497	$ 18,441,076	$ 8,345,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		214,080	447,200	101,200	450,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price | $ / shares		$ 18.32	$ 14.50	$ 16.10	$ 16.10
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		10 years	6 years	8 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years	4 years	6 years
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period											3 years 7 months 6 days
Amended and restated 2010 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement by Share Based Payment Award Number of Shares Authorized as Percent of Issued and Outstanding Shares										5.00%
Share Based Compensation Arrangement by Share Based Payment Award Threshold Percentage of Shares Authorized										1.00%
Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $											$ 20,153,533	17,997,516	9,064,569
Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total | $											24,929,207	$ 18,441,076	$ 8,345,290
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Total | $											$ 918,290
Employees And Independent Directors [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	5,538,400			188,024	1,460,026		1,644,060
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					3,800		212,240
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				8,400	7,600		206,360
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				8,400	7,600		206,360
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				9,400	7,600		180,360
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					3,800		177,594
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				17,470	157,260
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				21,822	165,136
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				21,822	165,182
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				21,536	164,634		1,196
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				12,566	158,406
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				9,520	158,406
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				3,088	103,602
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					95,800
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					130,600
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					130,600
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On October 26 of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				4,238
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On October 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				13,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On October 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				13,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On October 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				8,762
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2019 To 26 July 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				15,000
Number of batches in which nonvested shares will vest				5
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							177,160
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							82,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							82,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							48,686
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On July 26 of 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							42,000
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On January 26 of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							65,504
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2015 To 26 January 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	43,200
Number of batches in which nonvested shares will vest	6
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2015 To 26 January 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	11,200
Number of batches in which nonvested shares will vest	4
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting On October 26 of 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							32,400
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 October 2015 To 26 October 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							78,000
Number of batches in which nonvested shares will vest							3
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2015 To 26 January 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	5,484,000
Number of batches in which nonvested shares will vest	10
Employees And Independent Directors [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2016 To 26 January 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							52,200
Number of batches in which nonvested shares will vest							3
Employees [Member] | Non-vested shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		258,894	2,971,002			440,194		120,800	464,800
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						7,290
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		26,822	387,541			8,040
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		25,640	389,864			9,040
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		25,640	389,864			7,040
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		25,640	388,594			1,040
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						65,428
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						59,834
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						59,834
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						58,900
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						52,218
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						45,854
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						34,854
Employees [Member] | Non-vested shares [Member] | Vesting On January 26 of 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						29,782
Employees [Member] | Non-vested shares [Member] | Vesting On October 26 of 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			35,804
Employees [Member] | Non-vested shares [Member] | Vesting On October 26 of 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			48,050
Employees [Member] | Non-vested shares [Member] | Vesting On October 26 of 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			57,468
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		23,588	364,293			1,040
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		22,660	363,532
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2022 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		14,304	137,272
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2023 To 26 July 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			408,720
Number of batches in which nonvested shares will vest			3
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		9,400
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		3,000
Employees [Member] | Non-vested shares [Member] | Vesting On July 26 of 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		3,000
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2017 To 26 January 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		55,200
Number of batches in which nonvested shares will vest		4
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2021 To 26 January 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		24,000
Number of batches in which nonvested shares will vest		6
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2015 To 26 January 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								48,000	420,000
Number of batches in which nonvested shares will vest								6	6
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 January 2015 To 26 January 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period									44,800
Number of batches in which nonvested shares will vest									4
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2015 To 26 July 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								21,600
Number of batches in which nonvested shares will vest								6
Employees [Member] | Non-vested shares [Member] | Vesting Over Period From 26 July 2015 To 26 July 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								51,200
Number of batches in which nonvested shares will vest								4